Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic loss per share is calculated by dividing the loss attributable to the company’s owners
	Year ended December 31,
	2020	2019	2018
Net loss attributable to Company’s owners	$(43,815)	$(22,563)	(1,909)

The weighted average of the number of ordinary shares (in thousands)	35,654	25,181	20,793
Basic and diluted loss per share	$(1.23)	$(0.90)	(0.09)